Equity Purchase Agreement	3 Months Ended
Mar. 31, 2019
Equity Purchase Agreement
Equity Purchase Agreement

15.	EQUITY PURCHASE AGREEMENT

On March 12, 2019, the Company entered into an equity purchase agreement (the “Equity Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with an accredited investor (the “Investor”), pursuant to which the Investor has agreed to purchase from the Company up to $450,000 in shares (the “Shares”) of the Company’s common stock, subject to certain limitations and conditions set forth in the Equity Purchase Agreement.

Under the Equity Purchase Agreement, the Investor has the right, at any time, to purchase Shares by delivering the Company a purchase notice, specifying the number of Shares to be purchased. The purchase price for the Shares under the Equity Purchase Agreement will be 60% of the lowest closing price of the Company’s common stock in the five consecutive trading days preceding the Investor’s receipt of the Shares subject to such equity purchase.

In addition, the Investor has an obligation, to the extent it has not already made voluntary purchases, to purchase up to (i) $200,000 in Shares within 15 Trading Days (as defined in the Equity Purchase Agreement) after the effective date of the Registration Statement (as defined below) and (ii) $450,000 in Shares within 70 Trading Days after the effective date of the Registration Statement.

The Company has the right to reject any purchase notice from the Investor by delivering written notice of such rejection within one trading day after receipt. If the Company rejects any purchase notice, the Investor has no further obligations to purchase Shares under the Equity Purchase Agreement. The Company may terminate the Equity Purchase Agreement at any time by written notice to the Investor in the event of a material breach of the Equity Purchase Agreement by the Investor. In addition, the Equity Purchase Agreement will automatically terminate on the earliest of: (i) the date that the Investor has purchased $450,000 of Shares; (ii) 70 Trading Days after the effective date of the Registration Statement; or (iii) the date the Registration Statement is no longer effective.

The obligation of the Investor to purchase the Shares is subject to several conditions, including, among other thing, (i) that the Company has an effective registration statement with the SEC registering the Shares for resale, and (ii) that the purchase of the Shares shall not cause the Investor to own more than 9.99% of the outstanding shares of common stock. In connection with the Equity Purchase Agreement, the Company agreed to pay $15,000 of fees to the Investor, of which $10,000 was paid on execution of the Equity Purchase Agreement, and the remaining $5,000 will be paid on the first sale of Shares.

Pursuant to the Registration Rights Agreement, the Company is required to register the Shares on a registration statement (the “Registration Statement”) to be filed with the SEC within 15 calendar days after the Company filed its annual report for the fiscal year ended December 31, 2018. The Company timely filed the Registration Statement with the SEC.

No sales have been made pursuant to the Equity Purchase Agreement as of the date of this quarterly report.

Additionally, on March 12, 2019, the Company agreed to donate 35,000 shares of common stock to the manager of the Investor. The Company recorded value of these shares at the market price and is included in general and administrative expenses.